Segment Reporting - Schedule of Segment Asset and liabilities (Details) - Operating segments [member] - EUR (€)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	€ 28,189,166	€ 10,118,293
Segment Liabilities	(18,953,823)	(6,299,696)
Total Continuing Operations, Segment Assets		5,600,383
Total Continuing Operations, Segment Liabilities		(1,786,100)
Total Discontinued Operations, Segment Assets		4,517,910
Total Discontinued Operations, Segment Liabilities		(4,513,596)
Sponsorships [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	6,871,631	652,045
Segment Liabilities	(9,806,111)	(1,543,646)
Ticketing, short-leases, store and youth league [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	6,086,749	127,603
Segment Liabilities	(2,567,255)	(22,321)
Player transfers [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	11,919,154	881,686
Segment Liabilities	(5,167,184)	(171,955)
Others [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	3,311,632	3,939,049
Segment Liabilities	€ (1,413,273)	€ (48,178)